Dividends - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions	Feb. 26, 2018	Jan. 30, 2018	Nov. 27, 2017	Oct. 31, 2017	Aug. 28, 2017	Aug. 01, 2017	Jun. 19, 2017	May 23, 2017	Feb. 27, 2017	Feb. 02, 2017	Nov. 28, 2016	Nov. 03, 2016	Aug. 29, 2016	Aug. 04, 2016	Jun. 20, 2016	May 24, 2016	Feb. 29, 2016	Feb. 04, 2016	Nov. 30, 2015	Nov. 05, 2015	Sep. 21, 2015	Aug. 25, 2015
Statement of changes in equity [abstract]
Dividends declared		R 14.0		R 14.0		R 14.0		R 11.3		R 11.2		R 11.3		R 15.3		R 15.2		R 15.1		R 15.3
Dividends declared, relating to prior periods																						R 61.5
Dividends declared, relating to current period																						R 15.4
Dividends paid	R 14.0		R 14.0		R 14.0		R 11.3		R 11.2		R 11.3		R 15.3		R 15.2		R 15.1		R 15.3
Dividends paid, relating to prior periods																					R 61.5
Dividends paid, relating to current period																					R 15.4
Shares in issue (in shares)		562,320,145		559,418,095		558,498,901		563,514,561		563,434,240		563,434,240		763,087,500		761,337,500		755,137,500		764,140,181		768,601,150
Treasury shares (in shares)		40,000,000		40,000,000		40,000,000		40,000,000		40,000,000		40,000,000		40,000,000		40,000,000		40,000,000		30,334,819		24,573,850
Dividends declared (in dollars per share)		R 0.025		R 0.025		R 0.025		R 0.02		R 0.02		R 0.02		R 0.02		R 0.02		R 0.02		R 0.02
Dividends declared, related to prior years (in ZAR per share)																						R 0.08
Dividends declared, related to current year (in ZAR per share)																						R 0.02